Other Operating Income and Expenses - Schedule of Other Operating Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income expense [abstract]
Provisions for assets received in lieu of payment	$ (24,006)	$ (2,538)	$ (4,006)
Maintenance expenses for assets received in lieu of payment	(873)	(863)	(1,086)
Subtotal	(24,879)	(3,401)	(5,092)
Provisions for contingencies
Other provisions for contingencies	(986)	(382)	(3,119)
Subtotals	(986)	(382)	(3,119)
Other Expenses
Loss on sale of property, plant and equipment	14	(15)	(145)
Restructuring cost		(9,389)	(7,190)
Operating expenses	(11,094)	(12,197)	(5,219)
Insurance expense (law 20,027)	(1,355)	(5,033)	(36,075)
Provision expense for recovered leased assets	(40)	(378)	(1,191)
Expenses and losses on sale of assets	(28)	(2,223)	(16,262)
Banking expenses	(504)	(3,378)	(2,754)
Fines and penalties	(597)	(2,211)	(4,502)
Other expenses	(7,708)	(4,636)	(8,962)
Subtotals	(21,312)	(39,460)	(82,300)
Totals	$ (47,177)	$ (43,243)	$ (90,511)